Earnings Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
			Nine	Nine
	Three months Three months		months	months
	ended Sept 30,	ended Sept 30,	ended Sept	ended Sept
	2013	2012	30, 2013	30, 2012
Numerator
Net income (loss)	$(600)	$4,379	$(8,774)	$5,872

Loss (gain) on warrant derivative associated with dilutive warrants	-	1	-	(541)

Net income (loss) for diluted earnings per share	$(600)	$4,380	$(8,774)	$5,331
Denominator
Basic weighted average common shares	34,596,387	34,456,213	34,590,684	34,246,257
Dilutive stock options and warrants	-	829,289	-	1,060,437

Diluted weighted average common shares	34,596,387	35,285,502	34,590,684	35,306,694

Basic income (loss) per share	$(0.02)	$0.13	$(0.25)	$0.17

Diluted income (loss) per share	$(0.02)	$0.12	$(0.25)	$0.15

	2012	2011		2010
Numerator
Net income (loss)	$4,085	$13,496	$	(614)
Deemed distribution on redeemable shares	-	(1,213)		-

Net income (loss) for basic earnings per share	4,085	12,283		(614)
Gain on warrant derivative associated with dilutive warrants	(613)	(1,328)		-
Net income (loss) for diluted earnings per share	$3,472	$10,955	$	(614)
Denominator
Basic weighted average common shares	34,315,008	33,803,368		27,928,475
Dilutive stock options and warrants	1,001,946	1,454,300		-
Diluted weighted average common shares	35,316,954	35,257,668		27,928,475

Basic income (loss) per share	$0.12	$0.36	$	(0.02)

Diluted income (loss) per share	$0.10	$0.31	$	(0.02)